NON-CONTROLLING INTERESTS - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) minesite	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ 8,661
Non-controlling interests (note 32)	944	$ 681
Cash contributed	146	40
Disbursements	(785)	(578)
Non-controlling interests, ending balance	$ 8,966	8,661
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	38.50%
Non-controlling interests, beginning balance	$ 6,162	6,068
Non-controlling interests (note 32)	884	548
Cash contributed	0	0
Disbursements	(667)	(454)
Non-controlling interests, ending balance	$ 6,379	6,162
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests, beginning balance	$ 1,143	1,128
Non-controlling interests (note 32)	101	63
Cash contributed	0	0
Disbursements	(84)	(48)
Non-controlling interests, ending balance	$ 1,160	1,143
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Non-controlling interests, beginning balance	$ 322	321
Non-controlling interests (note 32)	53	25
Cash contributed	0	0
Disbursements	0	(24)
Non-controlling interests, ending balance	$ 375	322
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Non-controlling interests, beginning balance	$ 760	739
Non-controlling interests (note 32)	(31)	69
Cash contributed	0	0
Disbursements	(34)	(48)
Non-controlling interests, ending balance	$ 695	760
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	10.30%
Non-controlling interests, beginning balance	$ 16	13
Non-controlling interests (note 32)	0	7
Cash contributed	0	0
Disbursements	0	(4)
Non-controlling interests, ending balance	$ 16	16
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Non-controlling interests, beginning balance	$ 338	329
Non-controlling interests (note 32)	(63)	(31)
Cash contributed	146	40
Disbursements	0	0
Non-controlling interests, ending balance	421	338
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	(80)	(80)
Non-controlling interests (note 32)	0	0
Cash contributed	0	0
Disbursements	0	0
Non-controlling interests, ending balance	(80)	(80)
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	8,661	8,518
Non-controlling interests (note 32)	944	681
Cash contributed	146	40
Disbursements	(785)	(578)
Non-controlling interests, ending balance	$ 8,966	$ 8,661